Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

($ millions)	Maturity Date	2025	2024
ITC
Secured U.S. First Mortgage Bonds -
4.34% weighted average fixed rate (2024 - 4.34%)	2027-2055	3,763	3,944
Secured U.S. Senior Notes -
4.16% weighted average fixed rate (2024 - 4.16%)	2028-2055	1,441	1,511
Unsecured U.S. Senior Notes -
4.44% weighted average fixed rate (2024 - 4.37%)	2026-2043	5,353	5,610
Unsecured U.S. Shareholder Note -
6.00% fixed rate (2024 - 6.00%)	2028	273	286
UNS Energy
Unsecured U.S. Fixed Rate Notes -
4.28% weighted average fixed rate (2024 - 4.09%)	2026-2055	4,460	4,172
Central Hudson
Unsecured U.S. Promissory Notes - 4.54% weighted
average fixed and variable rate (2024 - 4.38%)	2026-2060	2,058	1,974
FortisBC Energy
Unsecured Debentures -
4.54% weighted average fixed rate (2024 - 4.61%)	2026-2052	3,495	3,295
FortisAlberta
Unsecured Debentures -
4.64% weighted average fixed rate (2024 - 4.63%)	2034-2055	3,035	2,835
FortisBC Electric
Unsecured Debentures -
4.72% weighted average fixed rate (2024 - 4.72%)	2035-2054	960	960
Other Electric
Secured First Mortgage Sinking Fund Bonds -
5.19% weighted average fixed rate (2024 - 5.24%)	2026-2060	850	739
Secured First Mortgage Bonds -
5.11% weighted average fixed rate (2024 - 5.29%)	2027-2061	425	320
Unsecured Senior Notes -
4.61% weighted average fixed rate (2024 - 4.61%)	2041-2054	207	207
Unsecured U.S. Senior Loan Notes and Bonds -
4.92% weighted average fixed and variable rate (2024 - 5.03%)	2028-2052	521	876
Corporate and Other
Unsecured U.S. Senior Notes and Promissory Notes -
3.79% weighted average fixed rate (2024 - 3.79%)	2026-2044	2,073	2,172
Unsecured Debentures -
6.51% fixed rate (2024 - 6.51%)	2039	200	200
Unsecured Senior Notes -
4.11% weighted average fixed rate (2024 - 4.11%)	2028-2033	2,600	2,000
Subordinated Notes - 5.10% fixed rate	2055	750	—

Long-term classification of credit facility borrowings		1,515	2,216
Fair value adjustment - ITC acquisition		78	88
Total long-term debt (Note 26)		34,057	33,405
Less: Deferred financing costs and debt discounts		(188)	(191)
Less: Current installments of long-term debt		(3,146)	(1,990)
		30,723	31,224

Significant Long-Term Debt Issuances in 2025	Month Issued	Interest Rate (%)	Maturity	Amount ($ millions)	Use of Proceeds
UNS Energy
Unsecured senior notes	February	5.90	2055	US $300	(1) (2) 3)
Unsecured senior notes	October	5.38	2035	US $50	(1) (3)
Central Hudson
Unsecured senior notes	April	(4)	(4)	US $70	(1) (3)
Unsecured senior notes	November	(5)	(5)	US $80	(3)
FortisBC Energy
Unsecured debentures	October	3.38	2030	200	(1)
FortisAlberta
Unsecured senior debentures	July	4.76	2055	200	(1) (2) (3)
Newfoundland Power
First mortgage bonds	August	4.91	2055	120	(1) (2) (3)
Maritime Electric
First mortgage bonds	July	4.94	2055	120	(1) (2)
Fortis
Unsecured senior notes	March	4.09	2032	600	(1) (3)
Unsecured subordinated notes	September	5.10	2055	750	(1) (3)
(1)    Repay credit facility borrowings
(2)    Fund capital expenditures
(3)    General corporate purposes
(4)    Comprised of US$20 million at 5.61% due in 2035, US$30 million at 5.81% due in 2040 and US$20 million at 6.01% due in 2045
(5)    Comprised of US$15 million at 5.25% due in 2035 and US$65 million at 5.90% due in 2045

Schedule of Long-Term Debt Repayments
The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

($ millions)	Total
2026	3,146
2027	2,389
2028	1,880
2029	943
2030	1,714
Thereafter	23,985
34,057

Schedule of Credit Facilities

($ millions)	Regulated Utilities	Corporate and Other	2025	2024
Total credit facilities	4,196	1,577	5,773	6,342
Credit facilities utilized:
Short-term borrowings (1)	(412)	—	(412)	(98)
Long-term debt (including current portion) (2)	(1,515)	—	(1,515)	(2,216)
Letters of credit outstanding	(83)	(22)	(105)	(102)
Credit facilities unutilized	2,186	1,555	3,741	3,926
(1)    The weighted average interest rate was approximately 4.2% (2024 - 6.1%).
(2)    The weighted average interest rate was approximately 3.8% (2024 - 4.6%). The current portion was $707 million (2024 - $1,860 million).
Consolidated credit facilities of approximately $5.8 billion as at December 31, 2025 are itemized below.

($ millions)	Amount		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	1,000	2028
UNS Energy	US	375	2028
Central Hudson	US	250	2029
FortisBC Energy	900		2030
FortisAlberta	300		2030
FortisBC Electric	200		2030
Other Electric	285		(2)
Other Electric	US	83	2030
Corporate and Other	1,350		(3)
Other facilities
Regulated utilities
Central Hudson - uncommitted credit facility	US	60	n/a
FortisBC Energy - uncommitted credit facility	55		2026
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	20		n/a
Corporate and Other
Unsecured revolving facility	US	150	2027
Unsecured non-revolving facility	22		n/a
(1)    ITC also has a US$400 million commercial paper program, under which US$237 million was outstanding as at December 31, 2025 (2024 - $nil)
(2)     $90 million in 2027, $65 million in 2028, and $130 million in 2030
(3)    $50 million in 2027 and $1.3 billion in 2030